Share capital and share premium (Details) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2024 USD ($) vote shares	Dec. 31, 2023 USD ($) vote shares	Jun. 30, 2024 € / shares	Dec. 31, 2023 € / shares
Disclosure of classes of share capital [line items]
Par value per share (in euros per share) | € / shares			€ 1	€ 1
Share capital	$ 239,163	$ 236,800
Share premium	1,736,469	1,736,469
Total share capital and share premium	$ 1,975,632	$ 1,973,269
Ordinary Shares
Disclosure of classes of share capital [line items]
Number of ordinary shares issued (in shares) | shares	204,470,178	202,277,366
Par value per share (in euros per share) | € / shares			€ 1	€ 1.00
Share capital	$ 239,163	$ 236,800
Share premium	1,736,469	1,736,469
Total share capital and share premium	$ 1,975,632	$ 1,973,269
Number of shares authorised (in shares) | shares	204,470,178	202,277,366
Number of votes per share | vote	1	1
Ordinary Shares | Settlement of Equity Programs
Disclosure of classes of share capital [line items]
Shares issued during the period (in shares) | shares	2,192,812	1,044,806
Shares issued, transaction costs	$ 32	$ 24